Accounts Receivable and Notes Receivable - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 26, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, writeoff		$ 177	$ 0	$ 48	$ 4,233
Accounts receivable, recovery		$ 23	$ 0	$ 465	$ 0
Management Services Agreement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal amount of notes issued	$ 7,500
Annual straight-line forgiveness term	5 years
Annual forgiveness amount	$ 1,500